Document And Entity Information	Mar. 18, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Sonendo, Inc. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission on March 8, 2024 (the “Original 8-K”), announcing that Chris Guo had been appointed the Company’s Interim Chief Financial Officer (“Interim CFO”) effective as of March 15, 2024.The purpose of this Amendment No. 1 to the Original 8-K (this “Amendment No. 1”) is to amend the Original 8-K to report that, on March 18, 2024 (the “Effective Date”), Mr. Guo and the Company entered into a new offer letter pursuant to which Mr. Guo will receive (i) an annual base salary of $300,000 (the “Base Salary; (ii) continued eligibility in the Company’s bonus program, with a target incentive of 40% of the Base Salary (pro-rated as may be necessary to reflect his employment as Interim CFO); and (iii) a retention bonus of $60,000, $40,000 of which will be payable within 12 months of the Effective Date and $20,000 of which will be payable during such 12 month period upon achievement of certain milestones.
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	Sonendo, Inc.
Entity Central Index Key	0001407973
Entity Emerging Growth Company	true
Entity File Number	001-40988
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5041718
Entity Address, Address Line One	26061 Merit Circle, Suite 102
Entity Address, City or Town	Laguna Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92653
City Area Code	(949)
Local Phone Number	766-3636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SONX
Security Exchange Name	NONE